Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information

19. SEGMENT INFORMATION

The Company has three operating and reportable segments: Assessment, Permitting and Response, Measurement and Analysis and Remediation and Reuse. These segments are monitored separately by management for performance against budget and prior year and are consistent with internal financial reporting. The Company’s operating segments are organized based upon primary services provided, the nature of the production process, their type of customers, methods used to distribute the products and the nature of the regulatory environment.

Segment Adjusted EBITDA is the primary measure of operating performance for all three operating segments. Segment Adjusted EBITDA is the calculated Company’s Earnings before Interest, Tax, Depreciation and Amortization (“EBITDA”), adjusted to exclude certain transactions such as stock-based compensation, acquisition costs and fair value changes in financial instruments, amongst others. The Chief Operating Decision Maker (“CODM”) does not review segment assets as a measure of segment performance.

Corporate and Other includes costs associated with general corporate overhead (including executive, legal, finance, safety, human resources, marketing and IT related costs) that are not directly related to supporting operations. Overhead costs that are directly related to supporting operations (such as insurance, software, licenses, shared services and payroll processing costs) are allocated to the operating segments on a basis that reasonably approximates an estimate of the use of these services.

Segment revenues and Adjusted EBITDA for the three and nine months ended September 30, 2020 and September 30, 2019 were as follows:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2020		2019		2020		2019
	Segment Revenues	Segment Adjusted EBITDA	Segment Revenues	Segment Adjusted EBITDA	Segment Revenues	Segment Adjusted EBITDA	Segment Revenues	Segment Adjusted EBITDA
Assessment, Permitting and Response	$26,593	$8,230	$5,413	$1,695	$49,768	$14,665	$15,017	$5,693
Measurement and Analysis	39,770	11,226	35,672	7,691	113,130	30,422	98,521	19,761
Remediation and Reuse	18,342	2,012	16,538	2,400	56,604	6,495	52,440	7,317

Total Operating Segments	84,705	21,468	57,623	11,786	219,502	51,582	165,978	32,771
Corporate and Other	—	(4,762)	—	(3,567)	—	(15,425)	—	(10,935)

Total	$84,705	$16,706	$57,623	$8,219	$219,502	$36,157	$165,978	$21,836

Presented below is a reconciliation of the Company’s segment measure to loss before benefit from income taxes for the three and nine months ended September 30, 2020 and September 30, 2019:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2020	2019	2020	2019
Total	$16,706	$8,219	$36,157	$21,836
Interest expense, net	(3,043)	(2,130)	(10,896)	(4,590)
Income tax (expense) benefit	(3,348)	412	1,563	1,308
Depreciation and amortization	(9,740)	(7,412)	(27,084)	(20,262)
Stock-based compensation	(1,149)	(1,055)	(3,439)	(3,577)
Start-up losses and investment in new services	(602)	(634)	(1,283)	(1,091)
Acquisition costs	(6)	(1,278)	(3,767)	(2,350)
Fair value changes in contingent put option	26,265	—	19,240	—
Fair value changes in warrant options	(9,311)	(2,510)	(9,312)	(4,059)
Fair value changes in compound embedded option	(26,664)	—	(27,420)	—
Fair value changes in business acquisitions contingent consideration	(13,404)	(256)	(17,387)	670
Short term purchase accounting fair value adjustment to deferred revenue	—	—	(243)	—
IPO preparation costs and IPO related bonuses	(6,378)	(20)	(6,908)	(105)
Discontinued services(i)	(30)	—	(7,526)	—
Expenses related to financing transactions	—	—	(277)	—
Other expenses	(33)	(19)	(179)	(27)

Net loss	$(30,737)	$(6,683)	$(58,761)	$(12,247)

(i)

During the first quarter of 2020, the Company determined to reduce the footprint of its environmental lab in Berkeley, California, and to exit its non-specialized municipal water engineering service line and its food waste biogas engineering service line. As a part of discontinuing service lines, the Company made the decision to book an additional bad debt reserve related to the uncertainty around the ability to collect on receivables related to these service lines (Note 3). It was determined that the discontinuation of these service lines did not represent a strategic shift that had (or will have) a major effect on the Company’s operations and financial results therefore did not meet the requirements to be classified as discontinued operations.

21. SEGMENT INFORMATION

The Company has three operating and reportable segments: Assessment, Permitting and Response, Measurement and Analysis and Remediation and Reuse. These segments are monitored separately by management for performance against budget and prior year and are consistent with internal financial reporting. The Company’s operating segments are organized based upon primary services provided, the nature of the production process, their type of customers, methods used to distribute the products and the nature of the regulatory environment.

Segment Adjusted EBITDA is the primary measure of operating performance for all three operating segments. Segment Adjusted EBITDA is the sum of income (loss) from operations before income taxes, adjusted to exclude interest expense, depreciation and amortization, stock-based compensation, start-up losses and investment in new services, acquisition costs, fair value changes in the derivative and contingent liabilities, and expenses related to financing transactions. The CODM does not review segment assets as a measure of segment performance as segments are evaluated based on revenues and Adjusted EBITDA performance. As such, segment assets are not disclosed in the notes to the accompanying consolidated financial statements.

Corporate and other includes costs associated with general corporate overhead (including executive, legal, finance, safety, human resources, marketing and IT related costs) that are not directly related to supporting operations. Overhead costs that are directly related to supporting operations (such as insurance, software, licenses, shared services and payroll processing costs) are allocated to the operating segments on a basis that reasonably approximates an estimate of the use of these services.

Segment revenues and Adjusted EBITDA for the years ended December 31, 2019 and 2018 consisted of the following:

2019	Segment Revenues	Segment Adjusted EBITDA
Assessment, Permitting and Response	$21,071	$7,572
Measurement and Analysis	135,531	27,828
Remediation and Reuse	77,252	9,736

Total Operating Segments	233,854	45,136
Corporate and Other		(13,641)

Total	$233,854	$31,495

2018	Segment Revenues	Segment Adjusted EBITDA
Assessment, Permitting and Response	$3,663	$1,339
Measurement and Analysis	117,373	20,779
Remediation and Reuse	67,769	11,400

Total Operating Segments	188,805	33,518
Corporate and Other		(11,701)

Total	$188,805	$21,817

Presented below is a reconciliation of the Company’s segment measure to loss before benefit from income taxes for the years ended December 31, 2019 and 2018:

	2019	2018
Total	$31,495	$21,817

Interest expense, net	(6,755)	(11,085)
Income tax benefit	3,121	4,968
Depreciation and amortization	(27,705)	(23,915)
Stock-based compensation	(4,345)	(5,794)
Start-up losses and investment in new services	(1,874)	(999)
Acquisition costs	(3,474)	(1,595)
Fair value changes in financial instruments	(11,160)	352
Expenses related to financing transactions		(398)
Fair value changes in contingent liabilities	(1,392)	158
Short term purchase accounting fair value adjustments	(858)
IPO preparation	(610)

Net loss	$(23,557)	$(16,491)